Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the 2018 Equity Incentive Plan
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	1.43
Maximum Aggregate Offering Price	$ 6,435,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 888.68
Offering Note	This Registration Statement registers the offer and sale of 4,500,000 shares of common stock of Geron Corporation (the "Registrant"), par value $0.001 (the "Common Stock") issuable under the Registrant's 2018 Equity Incentive Plan, as amended (the "2018 Incentive Plan"). Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may from time to time be offered or issued under the 2018 Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and the aggregate offering price are based on (a) the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on July 29, 2026.